Benefit Plans (Weighted-Average Assumptions Used To Determine Postretirement Costs) (Details) (Postretirement [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.40%	5.90%	6.10%
Health care cost trend rate	8.00%	7.50%	8.00%
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.14%	5.99%	5.82%
Health care cost trend rate	6.29%	7.14%	7.09%